Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Earnings Per Share (EPS) [Abstract]
Schedule of basic and diluted earnings per share
	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to ordinary equity holders of the Parent	153,170	57,894	132,047
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted profit for common and investment shares	0.36	0.14	0.31